SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues	$ 105,290	[1]	$ 97,857	[1]	$ 84,832	[1]
Israel [Member]
Revenues	70,267	[1]	68,735	[1]	60,423	[1]
Latin America [Member]
Revenues	11,461	[1]	13,756	[1]	12,611	[1]
Brazil [Member]
Revenues	10,669	[1]	2,666	[1]	0	[1]
Europe [Member]
Revenues	5,891	[1]	8,928	[1]	10,289	[1]
Other [Member]
Revenues	$ 7,002	[1]	$ 3,772	[1]	$ 1,509	[1]

[1]	Revenues are attributed to geographic areas based on the location of the end-customers.